LOAN FROM THIRD PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOAN FROM THIRD PARTIES
Principal of loan from third parties	$ 0	$ 2,185,569
Accrued interest payable	0	67,303
Total	$ 0	$ 2,252,872